Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans
Employee benefit plan expense	$ 23,142,000	$ 20,651,000	$ 18,770,000
CPE Inc. plans
Employee Benefit Plans
Employee benefit plan expense	21,894,000	19,762,000	18,098,000
Decker Pension Plan
Employee Benefit Plans
Employee benefit plan expense	1,248,000	889,000	672,000
Changes in the accumulated postretirement benefit obligation
Long-term APBO	2,600,000	5,300,000
Decker Pension Plan
Share of funded status of the plan reported in noncurrent other liabilities	2,600,000	5,300,000
Defined contribution retirement plans | CPE Inc. plans
Employee Benefit Plans
Employee benefit plan expense	13,495,000	12,550,000	12,496,000
Defined Contribution Retirement Plans
Number of sponsored defined contribution and profit sharing plans	2
Employer's matching contribution limit per calendar year (as a percent)	6.00%
Employer's contribution under profit sharing plan (as a percent)	6.00%
Contributions	13,495,000	12,550,000	12,496,000
Post retirement medical plan
Components of net periodic postretirement benefit costs
Service cost	4,951,000	4,213,000	3,016,000
Interest cost	1,674,000	1,424,000	1,281,000
Amortization of prior service cost	1,775,000	1,575,000	1,305,000
Net periodic postretirement benefit cost	8,399,000	7,212,000	5,602,000
Changes in the accumulated postretirement benefit obligation
Balance at the beginning of the period	43,393,000	33,166,000	23,271,000
Current period service costs	4,951,000	4,213,000	3,016,000
Interest cost	1,674,000	1,424,000	1,281,000
Plan amendment	(2,671,000)
Change in actuarial assumptions	(8,175,000)	4,590,000	5,598,000
Balance at the end of the period	39,172,000	43,393,000	33,166,000
Less current portion	311,000	231,000	37,000
Long-term APBO	38,862,000	43,162,000	33,129,000
Assumptions in the measurement of the APBO
Discount rate (as a percent)	4.76%	3.87%	4.30%
Health care cost trend rate assumed for next year (as a percent)	7.00%	7.50%	8.00%
Ultimate health care cost trend rate (as a percent)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2018
Reduction in liability due to change in deductible health plan	2,700,000
Effect of one-percentage-point increase/decrease in assumed health care cost trend
Effect of one-percentage-point increase on net periodic postretirement benefit cost	1,400,000
Effect of one-percentage-point increase on APBO	6,800,000
Effect of one-percentage-point decrease on net periodic postretirement benefit cost	1,100,000
Effect of one-percentage-point decrease on APBO	5,500,000
Estimated future benefit payments:
2014	311,000
2015	508,000
2016	782,000
2017	1,136,000
2018	1,566,000
2019 - 2023	15,034,000
Decker Pension Plan
Share of funded status of the plan reported in noncurrent other liabilities	38,862,000	43,162,000	33,129,000
Post retirement medical plan | CPE Inc. plans
Employee Benefit Plans
Employee benefit plan expense	$ 8,399,000	$ 7,212,000	$ 5,602,000
Retiree Medical Plan
Age of employees, entitled to receive benefits under the Retiree Medical Plan (in years)	55 years
Minimum completed term of service, employees entitled to receive benefits under the Retiree Medical Plan (in years)	10 years